CASH AND DUE FROM BANKS - Schedule of Composition of Funds (Details) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 PEN (S/) overnightDeposit	Dec. 31, 2024 PEN (S/) overnightDeposit	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Legal cash requirements
Deposits with Central Reserve Bank of Peru	S/ 20,229,572	S/ 21,665,571
Deposits with Central Bank of Bolivia	1,336,684	1,414,889
Deposits with Bank of the Republic of Colombia	22,527	0
Cash in vaults of Bank	4,793,787	4,420,164
Total legal cash requirements	26,382,570	27,500,624
Additional funds
Overnight deposits with Central Reserve Bank of Peru	14,756,380	14,049,388
Term deposits with Central Reserve Bank of Peru	1,732,600	240,000
Cash in vaults of Bank and others	492,455	472,080
Other Deposits BCRP	0	710,522
Total additional funds	16,981,435	15,471,990
Total	S/ 43,364,005	S/ 42,972,614
Implicit interest rate, domestic	5.61%	5.61%	5.61%	5.61%
Implicit interest rate, foreign	34.59%	34.60%	34.59%	34.60%
Nominal amount of hedging instrument	504,500	564,600	150.0	150.0
Overnight deposits	S/ 14,326,400	S/ 13,614,400	$ 4,260.0	$ 3,617.0
Overnight deposits equivalents to Sol currency	S/ 435,000	S/ 435,000
Maturity period of overnight deposits	5 days	3 days
Bottom of range
Additional funds
Interest rate on term deposits held with BCRP	4.06%	4.81%
Top of range
Additional funds
Interest rate on term deposits held with BCRP	4.21%	4.84%
Dollars
Additional funds
Number of overnight deposits | overnightDeposit	2	2
Interest rate on overnight deposits	3.57%	4.44%	3.57%	4.44%
Soles
Additional funds
Number of overnight deposits | overnightDeposit	1	2
Interest rate on overnight deposits	2.25%	3.00%	2.25%	3.00%